Capital and Reserves - Summary Of Authorized Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2025	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Aug. 31, 2024
Disclosure of authorized capital [line item]
Total Shares	39,025,000			459,770,002
Par value per share		€ 0.25	€ 0.37		€ 1.24
Authorized share capital amount	€ 146,488			€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	36,525,000			409,770,000
Par value per share	€ 2.4			€ 0.12
Authorized share capital amount	€ 87,660			€ 49,172
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	2,011,500			40,230,000
Par value per share	€ 24			€ 1.2
Authorized share capital amount	€ 48,276			€ 48,276
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares	488,500			9,770,002
Par value per share	€ 21.6			€ 1.08
Authorized share capital amount	€ 10,552			€ 10,552